FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Trading Account Assets Member EUR (€)	Dec. 31, 2010 Trading Account Assets Member EUR (€)	Dec. 31, 2011 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2011 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2010 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2011 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2010 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2011 Trading Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2010 Trading Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2011 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2010 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2011 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2011 Deposits At Fair Value Level 3 [Member] EUR (€)	Dec. 31, 2010 Deposits At Fair Value Level 3 [Member] EUR (€)	Dec. 31, 2011 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks																																														€ 3,767,624,000	€ 6,398,767,000	[1]	€ 3,771,226,000	€ 6,399,000,000	[1]
Held to maturity securities																																														1,002,202,000	3,598,285,000	[1]	963,301,000	2,620,525,000	[1]
Loans at amortized cost, net of allowance																																														69,174,975,000	75,303,928,000	[1]	69,050,417,000	75,220,207,000	[1]
Financial Liabilities:
Deposits at amortized cost																																														89,795,575,000	92,654,725,000	[1]	89,807,018,000	92,641,905,000	[1]
Other borrowed funds																																														925,971,000	1,111,663,000	[1]	920,699,000	1,109,408,000	[1]
Long-term debt at amortized cost																																														1,878,074,000	2,544,850,000	[1]	1,838,635,000	2,669,250,000	[1]
Assets
Trading Securities Fair Value																														198,857,000		1,106,670,000		2,472,853,000		1,641,790,000		292,378,000		36,862,000		2,964,088,000		2,785,322,000
Greek government bonds																														0		0		0		797,377,000		259,233,000		0		259,233,000		797,377,000
Debt securities issued by other governments and public entities																														176,932,000		128,347,000		42,875,000		48,986,000		0		0		219,807,000		177,333,000
Debt securities issued by Greek financial institutions																														0		0		44,025,000		299,962,000		370,000		79,000		44,395,000		300,041,000
Debt securities issued by foreign financial institutions																														0		1,000,000		77,251,000		361,062,000		32,775,000		36,783,000		110,026,000		398,845,000
Corporate debt securities issued by Greek companies																														0		0		10,876,000		16,956,000		0		0		10,876,000		16,956,000
Corporate debt securities issued by foreign companies																														0		0		5,547,000		110,448,000		0		0		5,547,000		110,448,000
Equity securities issued by Greek companies																														7,767,000		6,082,000		0		0		0		0		7,767,000		6,082,000
Equity securities issued by foreign companies																														8,750,000		10,272,000		0		0		0		0		8,750,000		10,272,000
Mutual fund units																														5,408,000		19,854,000		0		0		0		0		5,408,000		19,854,000
Greek treasury bills																														0		934,552,000		2,268,222,000		0		0		0		2,268,222,000		934,552,000
Foreign treasury bills																																						0		0
Derivative assets	4,770,426,000	3,605,965,000	1,634,270,000	[2]																										9,349,000		3,448,000		3,523,423,000		1,592,588,000		73,193,000		38,234,000		3,605,965,000		1,634,270,000
Available-for-sale securities																														3,272,302,000		4,169,976,000		1,425,813,000		9,326,970,000		3,873,609,000		191,564,000		8,571,724,000		13,688,510,000
Greek government bonds																														0		0		0		6,583,084,000		3,697,378,000		72,980,000		3,697,378,000		6,656,064,000
Debt securities issued by other governments and public entities																														2,706,134,000		3,359,284,000		347,617,000		401,422,000		0		0		3,053,751,000		3,760,706,000
Corporate debt securities issued by companies incorporated in Greece																														0		0		365,645,000		824,442,000		94,881,000		14,346,000		460,526,000		838,788,000
Corporate debt securities issued by companies incorporated outside Greece																														16,469,000		27,016,000		557,063,000		1,291,038,000		81,350,000		104,238,000		654,882,000		1,422,292,000
Equity securities issued by companies incorporated in Greece																														57,620,000		138,480,000		0		8,016,000		0		0		57,620,000		146,496,000
Equity securities issued by companies incorporated outside Greece																														44,343,000		145,850,000		612,000		648,000		0		0		44,955,000		146,498,000
Afs Mutual Funds																														422,162,000		499,346,000		0		0		0		0		422,162,000		499,346,000
Afs Foreign Treasury Bills																														25,574,000		0		154,876,000		218,320,000		0				180,450,000		218,320,000
Loans at fair value (1)																														0	[3]	0	[3]	277,247,000	[3]	559,107,000	[3]	0	[3]	0	[3]	277,247,000	[3]	559,107,000	[3]
Other assets																														137,190,000		200,009,000		21,829,000		33,567,000		9,341,000		0		168,360,000		233,576,000
Total Assets																														3,617,698,000		5,480,103,000		7,721,165,000		13,154,022,000		4,248,521,000		266,660,000		15,587,384,000		18,900,785,000
Liabilities
Deposits at fair value (2)																														0	[4]	0	[4]	1,779,727,000	[4]	1,240,133,000	[4]	0	[4]	623,000	[4]	1,779,727,000	[4]	1,240,756,000	[4]
Derivative liabilities																														8,371,000		10,214,000		4,301,180,000		1,760,160,000		10,937,000		12,096,000		4,320,488,000		1,782,470,000
Accounts payable, accured expenses and other liabilities (Securities short position)																														5,009,000				0				0				5,009,000
Long-term debt at fair value (1)																														0	[3]	0	[3]	1,059,297,000	[3]	1,261,100,000	[3]	0	[3]	0	[3]	1,059,297,000	[3]	1,261,100,000	[3]
Total Liabilities																														13,380,000		10,214,000		7,140,204,000		4,261,393,000		10,937,000		12,719,000		7,164,521,000		4,284,326,000
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Gain / (losses) included in earnings					(4,053,000)	(6,921,000)	0	0	(45,000)	(57,000)	(4,008,000)	(6,906,000)	0	42,000	4,242,000	38,415,000	(12,875,000)	(14,015,000)	(12,884,000)	3,000	0	(15,360,000)	0	9,000	9,000	1,333,000	0	114,000	241,000
Gain/(losses) included in OCI					0	0	0	0	0	0	0	0	0	0	0	0	(46,274,000)	(48,000)	(23,766,000)	(29,470,000)	0	5,573,000	389,000	(549,000)	(22,897,000)	24,398,000	0	0	0
Purchases, issuances, and settlements						(10,568,000)		0		136,000		(10,000,000)		(704,000)		(28,534,000)		(294,348,000)		1,027,000		(284,670,000)		0		(10,705,000)			(4,511,000)
Purchases					0		0		0		0		0		2,994,000		0		0		0		0		0		9,341,000	0
Settlements					0		0		0		0		0		(13,136,000)		0		0		0		0		0		0	(737,000)
Transfer into/(out of) level 3					259,569,000	(8,766,000)	259,233,000	(8,766,000)	336,000	0	0	0	0	0	42,018,000	(12,052,000)	3,741,194,000	(78,427,000)	3,661,048,000	(44,810,000)	0	(33,617,000)	80,146,000	0	0	0	0	0	0
Balance at end of year													0								0
Fair Value transfers from Level 1 to Level 2
Trading assets, Greek government bonds transferred from Level 1 to Level 2			6,300,000
Available-sale-securities, Greek government bonds transferred from Level 1 to Level 2			5,600,400,000
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		27,000	381,000
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		0	(7,578,000)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		2,232,000	37,329,000
Changes in unrealized gains/(losses) of Level 3 deposits still held at the reporting date		€ 114,000	€ 10,000

[1]	As resstated
[2]	As restated. See Note 43 for more information.
[3]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
[4]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).